Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Jan. 31, 2017
Other Comprehensive Income (Loss), Tax [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Loss
The following table provides changes in the composition of total accumulated other comprehensive loss for fiscal 2017, 2016 and 2015:

(Amounts in millions and net of income taxes)	Currency Translation and Other	Net Investment Hedges	Cash Flow Hedges	Minimum Pension Liability	Total
Balances as of January 31, 2014	$(2,999)	$277	$336	$(610)	$(2,996)
Other comprehensive income (loss) before reclassifications	(4,012)	379	(496)	(58)	(4,187)
Amounts reclassified from accumulated other comprehensive loss	—	—	26	(11)	15
Balances as of January 31, 2015	(7,011)	656	(134)	(679)	(7,168)
Other comprehensive income (loss) before reclassifications	(4,679)	366	(217)	96	(4,434)
Amounts reclassified from accumulated other comprehensive loss	—	—	15	(10)	5
Balances as of January 31, 2016	(11,690)	1,022	(336)	(593)	(11,597)
Other comprehensive income (loss) before reclassifications	(2,672)	413	(22)	(389)	(2,670)
Amounts reclassified from accumulated other comprehensive loss	—	—	43	(8)	35
Balances as of January 31, 2017	$(14,362)	$1,435	$(315)	$(990)	$(14,232)
Amounts reclassified from accumulated other comprehensive loss for derivative instruments are recorded in interest, net, in the Company's Consolidated Statements of Income, and the amounts for the minimum pension liability are recorded in operating, selling, general and administrative expenses in the Company's Consolidated Statements of Income.